Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

Other commitments

Other than the operating leases (Note 7) and redeemable preferred shares (Note 12), the Company did not have any other significant commitments, long-term obligations, or guarantees as of December 31, 2024 and 2023.

Contingencies

The Company may be subject to legal proceedings and regulatory actions in the ordinary course of business. As of December 31, 2024 and 2023, the Company was not a party to any material legal or administrative proceedings.